Note 8 - Income Tax - Summary of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Current tax	$ 184,016	$ 174,410	$ 164,562
Deferred tax	(100,432)	(132,969)	79,943
	83,584	41,441	244,505
From discontinued operations	(100,720)	(24,339)	(10,121)
	$ (17,136)	$ 17,102	$ 234,384